Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Dec. 31, 2024
Net Loss Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(441,780)	$(2,643,796)
Denominator:
Basic and diluted weighted average shares outstanding	7,126,796	5,339,608

Basic and diluted loss per share	$(0.06)	$(0.50)

The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Numerator:
Net loss attributable to Aptorum Group Limited	$(4,267,806)	$(2,824,647)	$(9,799,560)
Denominator:
Weighted average shares outstanding(1)
– Basic(1)	5,453,103	4,521,133	3,569,484
– Diluted(1)	5,453,103	4,521,133	3,569,484

Net loss per share attributable to Aptorum Group Limited(1)
– Basic(1)	$(0.78)	$(0.62)	$(2.75)
– Diluted(1)	$(0.78)	$(0.62)	$(2.75)

(1)      All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.

DiamiR Biosciences Corp. [Member]
Net Loss Per Share (Tables) [Line Items]
Schedule of Antidilutive Common Stock Equivalents

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2025	2024
Stock options	511,950	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336